Share capital (Narrative) (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Sep. 23, 2022 USD ($)	Mar. 25, 2022 USD ($)	Sep. 24, 2021 USD ($)	Mar. 26, 2021 USD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($)
Disclosure of classes of share capital [line items]
Dividends declared, amount per share | $ / shares					$ 0.01		$ 0.01
Dividends paid | $	$ 1,972	$ 2,075	$ 2,056	$ 2,090		$ 4,047		$ 4,146